JPMorgan Small Cap Blend Fund Average Annual Total Returns - R2 R3 R4 R5 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.50%	6.75%	9.99%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.26%	6.03%	7.72%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.82%	5.16%	7.32%